BMW Vehicle Owner Trust 2023-A

Accrued Interest Date:	12/26/24	Collection Period Ending:	12/31/24
Current Payment Date:	1/27/25	Period:	18

Balances

	Initial	Beginning of Period	End of Period
Pool Balance	$1,670,093,594.79	$785,372,811.89	$743,088,855.89
Yield Supplement Overcollateralization Amount	$131,629,368.54	$41,962,824.53	$38,682,059.45
Adjusted Pool Balance	$1,538,464,226.25	$743,409,987.36	$704,406,796.44
Reserve Account	$3,846,160.57	$3,846,160.57	$3,846,160.57
Overcollateralization	$38,464,226.25	$38,461,605.66	$38,461,605.66

Notes				Ratio

Class A-1 Notes	$350,000,000.00	-	-	0.0%

Class A-2a Notes	$345,000,000.00	$52,537,507.97	$26,906,839.65	4.0%

Class A-2b Notes	$180,000,000.00	$27,410,873.73	$14,038,351.13	2.1%

Class A-3 Notes	$525,000,000.00	$525,000,000.00	$525,000,000.00	78.8%

Class A-4 Notes	$100,000,000.00	$100,000,000.00	$100,000,000.00	15.0%
	$1,500,000,000.00	$704,948,381.70	$665,945,190.78	100.0%

Reconciliation of Collection Account
Available Funds:
Available Interest:
Interest Collected on Receivables	$2,945,153.99
Servicer Advances	134,287.55
Servicer Advance Reimbursement	121,358.32
Administrative Purchase Payment	0.00
Warranty Purchase Payment	10,406.50
Recoveries	63,820.97
Investment Earnings from Reserve Account	14,310.65
Investment Earnings from Collection Account	0.00
Total Available Interest	$3,046,621.34

Available Principal:
Principal Collection on Receivables

Receipts of Scheduled Principal	$26,512,867.12
Receipts of Pre-Paid Principal	14,580,431.15
Liquidation Proceeds	405,853.66
Administrative Purchase Payment	0.00
Warranty Purchase Payment	513,751.50

Total Available Principal	$42,012,903.43

Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$45,059,524.77

Distributions:
Servicing Fees	$654,477.34
Non-recoverable Servicer Advance Reimbursement	19,314.85
Noteholder's Accrued and Unpaid Interest	3,202,850.41
First Priority Principal Distribution Amount to Noteholders	541,585.26
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	38,461,605.66

Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (subject to annual cap)
Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (not subject to annual cap)

Certificate Distribution Account (any remaining payments)	2,179,691.25

Total Distributions	$45,059,524.77

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$785,372,811.89
Monthly Principal Received
Regular Principal Received	$26,512,867.12
Prepaid Principal Received	14,580,431.15
Liquidation Proceeds	405,853.66
Principal Balance Allocable to Gross Charge-offs	271,052.57
Principal Portion of Repurchased Receivables	513,751.50
Total Monthly Principal Amounts	$42,283,956.00

Ending Receivable Principal Balance	$743,088,855.89

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to	-
payments on current Payment Date:
Amount due and payable to Indenture Trustee after giving effect to	0.00
payments on current Payment Date:

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to	-
payments on current Payment Date:
Amount due and payable to Owner Trustee after giving effect to	0.00
payments on current Payment Date:

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before	-
giving effect to payments on current Payment Date:
Amount due and payable to Asset Representations Reviewer after	0.00
giving effect to payments on current Payment Date:

Distributions

Interest Distributable Amount	Interest Rate	Current Payment	Per $1,000

Class A-1 Notes	5.59300%	$0.00	0.00
Class A-2a Notes	5.72000%	$250,428.79	0.73
Class A-2b Notes	4.99879%	$121,796.62	0.68
Class A-3 Notes	5.47000%	$2,393,125.00	4.56
Class A-4 Notes	5.25000%	$437,500.00	4.38
		$3,202,850.41

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2a Notes	$52,537,507.97	$25,630,668.32	$26,906,839.65	74.29	0.08
Class A-2b Notes	$27,410,873.73	$13,372,522.60	$14,038,351.13	74.29	0.08
Class A-3 Notes	$525,000,000.00	-	$525,000,000.00	0.00	1.00
Class A-4 Notes	$100,000,000.00	-	$100,000,000.00	0.00	1.00
	704,948,381.70	39,003,190.92	665,945,190.78

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization Amount

Previous Distribution Date Required Amount	41,962,824.53
Beginning Period Amount	41,962,824.53
Current Distribution Date Required Amount	38,682,059.45
Current Period Release	3,280,765.08
Ending Period Amount	38,682,059.45

Reserve Account

Beginning Period Required Amount	$3,846,160.57
Beginning Period Amount	3,846,160.57
Net Investment Earnings	14,310.65
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,846,160.57
Release to Depositor	14,310.65
Ending Period Amount	$3,846,160.57

Overcollateralization

Beginning Period Overcollateralization Amount	$38,461,605.66
Target Overcollateralization Amount	$38,461,605.66
Ending Period Over Collateralization Amount	$38,461,605.66
Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Receivables	31,415	30,413
Weighted Average Remaining Term	36.20	35.39
Weighted Average Annual Percentage Rate	4.60%	4.62%

Delinquencies as of the end of the Current Period	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	143	$5,219,098.33	0.70%
60-89 Days	63	2,874,071.64	0.39%
90-119 Days	17	687,685.04	0.09%
120+ Days	11	378,229.42	0.05%

Total 30+ Days Past Due as of the end of the current period	234	$9,159,084.43	1.23%
Total 60+ Days Past Due as of the end of the current period	91	$3,939,986.10	0.53%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			1.13%
Total 30+ Days Past Due as of the end of the 2nd preceding period			1.06%
Total 30+ Days Past Due as of the end of the 3rd preceding period			1.09%

Repossessions	Units	Dollar Amount
Beginning Period Repossessed Receivables Balance	31	1,533,026.39
Ending Period Repossessed Receivables Balance	22	1,227,446.74
Principal Balance of 90+ Day Repossessed Vehicles	7	426,351.49

Write-offs as of the end of the Current Period	Units	Dollar Amount

Gross Principal Write-offs	12	271,052.57
Recoveries	38	63,820.97
Net Write-Offs		207,231.60
Cumulative Net Write-offs	78	$1,301,004.94
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.17%
Charge Off Rate **		0.08%
Avg of Net Write-offs ***		$16,679.55

Historical Loss Information

Write-offs as of the end of the Prior Period	Units	Dollar Amount
Gross Principal Write-offs	10	155,636.20
Recoveries	7	10,378.07
Net Write-Offs		145,258.13
Cumulative Net Write-offs	66	$1,093,773.34
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.14%
Charge Off Rate **		0.07%
Avg of Net Write-offs ***		$16,572.32

Write-offs as of the end of the 2nd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	4	67,324.42
Recoveries	13	32,688.09
Net Write-Offs		34,636.33
Cumulative Net Write-offs	56	$948,515.21
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.11%
Charge Off Rate **		0.06%
Avg of Net Write-offs ***		$16,937.77

Write-offs as of the end of the 3rd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	6	126,066.37
Recoveries	0	0.00
Net Write-Offs		126,066.37
Cumulative Net Write-offs	52	$913,878.88
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.10%
Charge Off Rate **		0.05%
Avg of Net Write-offs ***		$17,574.59

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Beginning Receivable Principal Balance and the Ending Receivable
Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.